Inventories, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories are stated at the lower of cost (determined on the first-in, first-out or specific identification method) or market and consisted of the following as at March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013

Purchased Parts and Components	$1,135,446	$1,094,250
Work in Process	135,913	153,065
Finished Goods	463,810	280,279
Less: Reserve for Obsolescence	(699,495)	(573,967)

Net	$1,035,674	$953,627

Inventories consisted of the following:

	December 31, 2013	December, 31, 2012

Purchased Parts and Components	$1,094,250	$945,550
Work in Process	153,065	46,259
Finished Goods	280,279	259,112
Less: Reserve for Obsolescence	(573,967)	(563,740)

Net	$953,627	$687,181